Loans and advances to credit institutions (Tables)	12 Months Ended
Dec. 31, 2022
Loans and advances - Credit institutions
Financial assets
Schedule of financial assets

	12/31/2021	12/31/2022

Classification:
Financial assets at fair value through profit or loss	58,486	102,652
Financial assets at amortized cost	36,492	40,400
	94,978	143,052
Type:
Reciprocal accounts	17,820	17,583
Guarantee deposits - Collateral delivered for OTC financial derivatives transactions (Note 32)	13,234	14,585
Reverse repurchase agreements	58,486	102,652
Other accounts	5,438	8,232
	94,978	143,052
Currency:
Peso	83,382	103,094
USD	11,579	39,759
Other currencies	17	199
	94,978	143,052